UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Airlines: 5.2%
225,000	American Airlines Group, Inc.	$8,541,000
950,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR [1]	4,826,000
		13,367,000
Apparel: 3.2%
275,000	Skechers U.S.A., Inc. - Class A [1]	8,252,750

Banks: 3.9%
245,000	Triumph Bancorp, Inc. [1]	9,983,750

Biotechnology: 1.7%
266,500	ElectroCore LLC [1]	4,399,915

Building Materials: 7.2%
100,000	Eagle Materials, Inc.	10,497,000
150,000	U.S. Concrete, Inc. [1]	7,875,000
		18,372,000
Commercial Services: 4.3%
180,000	Square, Inc. - Class A [1]	11,095,200

Computers: 4.3%
400,000	BlackBerry Ltd. [1]	3,860,000
140,000	Nutanix, Inc. - Class A [1]	7,219,800
		11,079,800
Electrical Components & Equipment: 2.8%
150,000	Encore Wire Corp.	7,117,500

Healthcare Products: 4.3%
115,800	Inspire Medical Systems, Inc. [1]	4,129,428
220,000	Novocure Ltd. [1]	6,886,000
		11,015,428
Home Builders: 3.8%
225,000	Century Communities, Inc. [1]	7,098,750
27,000	Thor Industries, Inc.	2,629,530
		9,728,280
Internet: 2.6%
35,000	Facebook, Inc. - Class A [1]	6,801,200

Iron & Steel: 9.7%
550,000	Cleveland-Cliffs, Inc. [1]	4,636,500
550,000	Commercial Metals Co.	11,610,500
250,000	United States Steel Corp.	8,687,500
		24,934,500
Oil Companies Exploration & Production: 12.2%
1,200,000	Comstock Resources, Inc. [1,2]	12,612,000
300,000	Matador Resources Co. [1]	9,015,000
775,000	Ring Energy, Inc. [1]	9,780,500
		31,407,500

Oil Field Services: 3.1%
500,000	ProPetro Holding Corp. [1]		7,840,000

Oil U.S. Royalty Trusts: 5.7%
21,000	Texas Pacific Land Trust		14,602,350

Retail: 10.7%
250,000	At Home Group, Inc. [1]		9,787,500
200,000	Floor & Decor Holdings, Inc. - Class A [1]		9,866,000
1,500,000	J.C. Penney Co., Inc. [1]		3,510,000
1,675,342	Luby's, Inc. [1,2,3]		4,339,136
			27,502,636
Semiconductors: 8.6%
300,000	Integrated Device Technology, Inc. [1]		9,564,000
240,000	Micron Technology, Inc. [1]		12,585,600
			22,149,600
Textiles: 1.1%
1,240,784	The Dixie Group, Inc. [1,2,3]		2,853,803

Transportation: 1.8%
150,000	Covenant Transportation Group, Inc. - Class A [1]		4,725,000

TOTAL COMMON STOCKS
(Cost $227,172,277)			247,228,212

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 3.0% [1]
Airlines: 0.7%
1,000	United Continental Holdings, Inc., Expiration: January 2019, Exercise Price: $70.00	$6,973,000	695,000
450	Expiration: January 2019, Exercise Price: $50.00	3,137,850	976,500
			1,671,500
Apparel: 0.0% [4]
1,100	Skechers U.S.A., Inc. - Class A, Expiration: July 2018, Exercise Price: $35.00	3,301,100	41,250
Internet: 0.7%
500	Spotify Technology, Expiration: January 2019, Exercise Price: $140.00	8,412,000	1,922,500

Packaging & Containers: 0.3%
1,000	WestRock Co., Expiration: January 2019, Exercise Price: $50.00	5,702,000	845,000
Transportation: 1.3%
600	Saia, Inc., Expiration: September 2018, Exercise Price: $50.00	4,851,000	1,908,000
1,000	Union Pacific Corp., Expiration: January 2019, Exercise Price: $135.00	14,168,000	1,340,000
			3,248,000
TOTAL CALL OPTIONS PURCHASED
(Cost $9,106,298)			7,728,250
TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $236,278,575)			254,956,462
Other Assets in Excess of Liabilities: 0.8%			2,147,550
TOTAL NET ASSETS: 100.0%			$257,104,012

ADR	American Depositary Receipt
[1]	Non-income producing security
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance June 30, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain(Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2018	Dividend Income
Comstock Resources, Inc.	1,200,000	$7,968,046	$1,972,408	$(2,028,808)	$(1,854,768)	$6,555,122	$12,612,000	$-
The Dixie Group, Inc.	1,240,784	3,412,156	-	-	-	(558,353)	2,853,803	-
Luby's, Inc.	1,675,342	4,657,451	-	-	-	(318,315)	4,339,136	-
Total					$(1,854,768)	$5,678,454	$19,804,939	$-

[3]	A portion of this security is considered illiquid. As of June 30, 2018, the total value of the investments considered illiquid was $6,645,513 or 2.6% of total net assets
[4]	Does not round to 0.1%

Hodges Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$247,228,212	$-	$-	$247,228,212
Call Options Purchased	-	7,728,250	-	7,728,250
Total Investments in Securities	$247,228,212	$7,728,250	$-	$254,956,462

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The average notional value of options held by the Fund during the period was $38,371,783. The following table presents the value of derivative instruments at June 30, 2018 (Unaudited):

					Net Unrealized Gain/(Loss) on Open Positions
	Value - Asset Derivative		Value - Liability Derivative
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$7,728,250	$-	$-	$-	$(1,378,048)

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Airlines: 3.4%
225,000	JetBlue Airways Corp. [1]	$4,270,500
500,000	Spirit Airlines, Inc. [1]	18,175,000
		22,445,500
Banks: 9.1%
590,000	Hilltop Holdings, Inc.	13,021,300
190,000	Independent Bank Group, Inc.	12,692,000
485,000	LegacyTexas Financial Group, Inc.	18,924,700
368,692	Triumph Bancorp, Inc. [1]	15,024,199
		59,662,199
Biotechnology: 2.5%
266,500	ElectroCore LLC [1]	4,399,915
200,000	Exact Sciences Corp. [1]	11,958,000
		16,357,915
Building Materials: 6.7%
230,000	Eagle Materials, Inc.	24,143,100
370,000	U.S. Concrete, Inc. [1]	19,425,000
		43,568,100
Commercial Services: 2.2%
190,000	HealthEquity, Inc. [1]	14,269,000

Computers: 4.5%
125,000	Fortinet, Inc. [1]	7,803,750
420,000	Nutanix, Inc. - Class A [1]	21,659,400
		29,463,150
Diversified Financial Services: 1.3%
140,000	Moelis & Co. - Class A	8,211,000

Electrical Components & Equipment: 3.1%
430,000	Encore Wire Corp. [2]	20,403,500

Electronics: 0.9%
100,000	Plexus Corp. [1]	5,954,000

Engineering & Construction: 1.2%
300,000	Primoris Services Corp.	8,169,000

Entertainment: 1.7%
325,000	Cinemark Holdings, Inc.	11,401,000

Food: 1.2%
75,000	Sanderson Farms, Inc.	7,886,250

Healthcare Products: 2.7%
35,000	BioTelemetry, Inc. [1]	1,575,000
2,898,643	Dignitana AB [1,2,3]	647,253
105,000	Integer Holdings Corp. [1]	6,788,250
175,000	Merit Medical Systems, Inc. [1]	8,960,000
		17,970,503

Healthcare Services: 1.0%
600,000	Capital Senior Living Corp. [1]	6,402,000

Home Builders: 4.1%
560,000	Century Communities, Inc. [1]	17,668,000
395,000	William Lyon Homes - Class A [1]	9,164,000
		26,832,000
Iron & Steel: 8.8%
325,000	Allegheny Technologies, Inc. [1]	8,164,000
1,300,000	Cleveland-Cliffs, Inc. [1]	10,959,000
825,000	Commercial Metals Co.	17,415,750
600,000	United States Steel Corp.	20,850,000
		57,388,750
Leisure Time: 3.3%
315,000	Brunswick Corp.	20,311,200
50,000	Camping World Holdings, Inc. - Class A	1,249,000
		21,560,200
Miscellaneous Manufacturing: 1.7%
315,000	Trinity Industries, Inc.	10,791,900

Oil Companies Exploration & Production: 9.2%
90,000	Diamondback Energy, Inc.	11,841,300
465,000	RSP Permian, Inc. [1]	20,469,300
425,000	SM Energy Co.	10,918,250
950,000	WPX Energy, Inc. [1]	17,128,500
		60,357,350
Oil U.S. Royalty Trusts: 5.8%
54,500	Texas Pacific Land Trust	37,896,575

Pharmaceuticals: 1.8%
200,000	Supernus Pharmaceuticals, Inc. [1]	11,970,000

Real Estate Investment Trusts: 0.9%
100,000	CyrusOne, Inc.	5,836,000

Retail: 11.9%
530,000	American Eagle Outfitters, Inc.	12,322,500
550,000	Chico's FAS, Inc.	4,477,000
360,000	Conn's, Inc. [1]	11,880,000
160,000	Floor & Decor Holdings, Inc. - Class A [1]	7,892,800
90,000	Lithia Motors, Inc. - Class A	8,511,300
220,000	Ollie's Bargain Outlet Holdings, Inc. [1]	15,950,000
570,000	Party City Holdco, Inc. [1]	8,692,500
125,000	Texas Roadhouse, Inc.	8,188,750
		77,914,850
Semiconductors: 6.0%
370,000	Brooks Automation, Inc.	12,069,400
575,000	Integrated Device Technology, Inc. [1]	18,331,000
400,000	Tower Semiconductor Ltd. [1]	8,804,000
		39,204,400
Software: 1.1%
350,000	Avaya Holdings Corp. [1]	7,028,000

Transportation: 3.8%
500,000	Air Transport Services Group, Inc. [1]	11,295,000
370,000	Werner Enterprises, Inc.	13,893,500
		25,188,500
TOTAL COMMON STOCKS
(Cost $500,771,600)		654,131,642

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $500,771,600)		654,131,642
Other Assets in Excess of Liabilities: 0.1%		856,655
TOTAL NET ASSETS: 100.0%		$654,988,297

[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of June 30, 2018, the total value of the investments considered illiquid was $2,176,833 or 0.3% of total net assets
[3]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance June 30, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2018	Dividend Income
Dignitana AB	2,898,643	$1,696,963	$-	$(77,781)	$(330,432)	$(641,497)	$647,253	$-
Total					$(330,432)	$(641,497)	$647,253	$-

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$654,131,642	$-	$-	$654,131,642
Total Investments in Securities	$654,131,642	$-	$-	$654,131,642

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 98.7%
Airlines: 2.0%
45,000	Hawaiian Holdings, Inc.	$1,617,750

Auto Manufacturers: 2.0%
75,000	Blue Bird Corp. [1]	1,676,250

Auto Parts & Equipment: 3.7%
95,000	Tower International, Inc.	3,021,000

Banks: 11.4%
100,000	Home Bancshares, Inc.	2,256,000
80,000	TriState Capital Holdings, Inc. [1]	2,088,000
60,000	Triumph Bancorp, Inc. [1]	2,445,000
80,000	Veritex Holdings, Inc. [1]	2,485,600
		9,274,600
Beverages: 3.2%
85,200	Farmer Brothers Co. [1]	2,602,860

Building Materials: 7.1%
30,000	Eagle Materials, Inc.	3,149,100
50,000	U.S. Concrete, Inc. [1]	2,625,000
		5,774,100
Electrical Components & Equipment: 3.4%
58,000	Encore Wire Corp.	2,752,100

Electronics: 1.3%
60,000	TTM Technologies, Inc. [1]	1,057,800

Engineering & Construction: 2.3%
20,000	Dycom Industries, Inc. [1]	1,890,200

Healthcare Products: 6.6%
140,000	Nuvectra Corp. [1]	2,874,200
200,000	SeaSpine Holdings Corp. [1]	2,524,000
		5,398,200
Healthcare Services: 2.1%
160,000	Capital Senior Living Corp. [1]	1,707,200

Home Builders: 5.8%
80,000	Century Communities, Inc. [1]	2,524,000
38,000	LGI Homes, Inc. [1]	2,193,740
		4,717,740
Iron & Steel: 5.0%
150,000	Cleveland-Cliffs, Inc. [1]	1,264,500
135,000	Commercial Metals Co.	2,849,850
		4,114,350

Leisure Time: 3.5%
45,000	Brunswick Corp.	2,901,600

Machinery-Diversified: 1.3%
50,000	Ichor Holdings Ltd. [1]	1,061,000

Media: 2.7%
30,000	Nexstar Broadcasting Group, Inc. - Class A	2,202,000

Oil Companies Exploration & Production: 2.3%
150,000	Ring Energy, Inc. [1]	1,893,000

Oil Field Services: 2.8%
145,000	ProPetro Holding Corp. [1]	2,273,600

Oil U.S. Royalty Trusts: 2.1%
2,500	Texas Pacific Land Trust	1,738,375

Real Estate Investment Trusts: 4.6%
50,000	The GEO Group, Inc.	1,377,000
100,000	Tier REIT, Inc.	2,378,000
		3,755,000
Retail: 15.0%
25,000	The Cheesecake Factory, Inc.	1,376,500
102,700	Del Frisco's Restaurant Group, Inc. [1]	1,294,020
110,000	EZCORP, Inc. - Class A [1]	1,325,500
128,000	MarineMax, Inc. [1]	2,425,600
110,000	Regis Corp. [1]	1,819,400
165,000	Tilly's, Inc. - Class A	2,499,750
500,000	Tuesday Morning Corp. [1]	1,525,000
		12,265,770
Semiconductors: 4.9%
90,000	Integrated Device Technology, Inc. [1]	2,869,200
50,000	Tower Semiconductor Ltd. [1]	1,100,500
		3,969,700
Transportation: 3.6%
93,000	Covenant Transportation Group, Inc. - Class A [1]	2,929,500

TOTAL COMMON STOCKS
(Cost $69,471,131)		80,593,695

TOTAL INVESTMENTS IN SECURITIES: 98.7%
(Cost $69,471,131)		80,593,695
Other Assets in Excess of Liabilities: 1.3%		1,029,950
TOTAL NET ASSETS: 100.0%		$81,623,645

[1]	Non-income producing security

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$80,593,695	$-	$-	$80,593,695
Total Investments in Securities	$80,593,695	$-	$-	$80,593,695

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
Airlines: 3.3%
9,000	Alaska Air Group, Inc.	$543,510

Banks: 9.8%
6,500	Comerica, Inc.	590,980
10,000	Triumph Bancorp, Inc. [1]	407,500
20,000	Veritex Holdings, Inc. [1]	621,400
		1,619,880
Building Materials: 3.8%
6,000	Eagle Materials, Inc.	629,820

Computers: 7.3%
7,000	Fortinet, Inc. [1]	437,010
15,000	Nutanix, Inc. - Class A [1]	773,550
		1,210,560
Entertainment: 5.1%
17,500	Live Nation Entertainment, Inc. [1]	849,975

Healthcare Services: 3.9%
11,000	Teladoc, Inc. [1]	638,550

Home Builders: 3.4%
10,000	DR Horton, Inc.	410,000
2,500	LGI Homes, Inc. [1]	144,325
		554,325
Home Furnishings: 2.7%
3,000	Whirlpool Corp.	438,690

Iron & Steel: 9.3%
70,000	Cleveland-Cliffs, Inc. [1]	590,100
20,000	Commercial Metals Co.	422,200
15,000	United States Steel Corp.	521,250
		1,533,550
Leisure Time: 8.7%
7,000	Brunswick Corp.	451,360
17,000	Camping World Holdings, Inc. - Class A	424,660
12,000	Norwegian Cruise Line Holdings Ltd. [1]	567,000
		1,443,020
Oil Companies Exploration & Production: 15.8%
50,000	Callon Petroleum Co. [1]	537,000
22,000	Parsley Energy, Inc. - Class A [1]	666,160
27,000	QEP Resources, Inc. [1]	331,020
60,000	WPX Energy, Inc. [1]	1,081,800
		2,615,980
Oil Field Services: 3.1%
15,000	Mammoth Energy Services, Inc. [1]	509,400

Packaging & Containers: 2.0%
3,000	Packaging Corporation of America	335,370

Retail: 12.6%
27,000	Conn's, Inc. [1]	891,000
7,000	Foot Locker, Inc.	368,550
8,000	Tapestry, Inc.	373,680
7,000	Texas Roadhouse, Inc.	458,570
		2,091,800
Semiconductors: 2.8%
30,000	Cypress Semiconductor Corp.	467,400

Transportation: 6.2%
6,000	Covenant Transportation Group, Inc. - Class A [1]	189,000
4,000	Kansas City Southern	423,840
5,000	Kirby Corp. [1]	418,000
		1,030,840
TOTAL COMMON STOCKS
(Cost $13,501,889)		16,512,670

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $13,501,889)		16,512,670
Other Assets in Excess of Liabilities: 0.2%		28,044
TOTAL NET ASSETS: 100.0%		$16,540,714

[1]	Non-income producing security

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,512,670	$-	$-	$16,512,670
Total Investments in Securities	$16,512,670	$-	$-	$16,512,670

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%
Airlines: 10.9%
35,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR [1]	$177,800
7,500	Spirit Airlines, Inc. [1]	272,625
5,000	United Continental Holdings, Inc. [1]	348,650
		799,075
Apparel: 4.1%
10,000	Skechers U.S.A., Inc. - Class A [1]	300,100

Banks: 3.0%
4,000	Wells Fargo & Co.	221,760

Building Materials: 3.1%
35,000	Cemex SAB de CV - ADR [1]	229,600

Healthcare Services: 5.1%
35,000	Capital Senior Living Corp. [1]	373,450

Internet: 13.9%
205,400	Intrusion, Inc. [1,2]	334,802
35,000	Trivago NV - ADR [1]	158,900
12,000	Twitter, Inc. [1]	524,040
		1,017,742
Iron & Steel: 11.7%
50,000	Cleveland-Cliffs, Inc. [1]	421,500
15,000	Commercial Metals Co.	316,650
5,000	Mesabi Trust	122,750
		860,900
Mining: 2.8%
8,000	U.S. Silica Holdings, Inc.	205,520

Oil & Gas Drilling: 5.4%
3,000	Helmerich & Payne, Inc.	191,280
15,000	Transocean Ltd. [1]	201,600
		392,880
Oil Companies Exploration & Production: 20.2%
60,000	Comstock Resources, Inc. [1,3]	630,600
50,000	Kosmos Energy Ltd. [1]	413,500
35,000	Ring Energy, Inc. [1]	441,700
		1,485,800
Retail: 16.8%
12,500	American Eagle Outfitters, Inc.	290,625
125,000	J.C. Penney Co., Inc. [1]	292,500
115,000	Luby's, Inc. [1,3]	297,850
7,500	Tapestry, Inc.	350,325
		1,231,300

Textiles: 2.5%
80,000	The Dixie Group, Inc. [1,3]	184,000

TOTAL COMMON STOCKS
(Cost $6,627,397)		7,302,127

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $6,627,397)		7,302,127
Other Assets in Excess of Liabilities: 0.5%		37,620
TOTAL NET ASSETS: 100.0%		$7,339,747

ADR	American Depositary Receipt
[1]	Non-income producing security
[2]	A portion of this security is considered illiquid. As of June 30, 2018, the total value of the investment considered illiquid was $299,362 or 4.1% of total net assets
[3]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance June 30, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain(Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2018	Dividend Income
Comstock Resources, Inc.	60,000	$438,600	$-	$-	$-	$192,000	$630,600	$-
The Dixie Group, Inc.	80,000	220,000	-	-	-	(36,000)	184,000	-
Luby's, Inc.	115,000	319,700	-	-	-	(21,850)	297,850	-
Total					$-	$134,150	$1,112,450	$-

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$7,302,127	$-	$-	$7,302,127
Total Investments in Securities	$7,302,127	$-	$-	$7,302,127

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
Aerospace & Defense: 6.4%
4,500	The Boeing Co.	$1,509,795

Airlines: 8.1%
15,000	American Airlines Group, Inc.	569,400
9,000	Delta Air Lines, Inc.	445,860
18,000	Southwest Airlines Co.	915,840
		1,931,100
Banks: 7.8%
15,000	Bank of America Corp.	422,850
13,500	Citigroup, Inc.	903,420
5,000	JPMorgan Chase & Co.	521,000
		1,847,270
Beverages: 2.3%
5,000	PepsiCo, Inc.	544,350

Computers: 5.6%
7,200	Apple, Inc.	1,332,792

Diversified Financial Services: 4.0%
7,200	Visa, Inc. - Class A	953,640

Internet: 8.1%
500	Alphabet, Inc. - Class A [1]	564,595
7,000	Facebook, Inc. - Class A [1]	1,360,240
		1,924,835
Lodging: 2.2%
7,000	Las Vegas Sands Corp.	534,520

Machinery-Construction & Mining: 3.4%
6,000	Caterpillar, Inc.	814,020

Machinery-Diversified: 2.9%
5,000	Deere & Co.	699,000

Oil Companies Integrated: 6.7%
6,000	Chevron Corp.	758,580
10,000	Exxon Mobil Corp.	827,300
		1,585,880
Oil Field Services: 2.8%
10,000	Schlumberger Ltd.	670,300

Oil Refining & Marketing: 1.5%
5,000	Marathon Petroleum Corp.	350,800

Pharmaceuticals: 5.4%
5,000	AbbVie, Inc.	463,250
6,750	Johnson & Johnson	819,045
		1,282,295

Pipelines: 3.8%
13,000	ONEOK, Inc.	907,790

Retail: 11.5%
8,000	Dollar Tree, Inc. [1]	680,000
7,000	The Home Depot, Inc.	1,365,700
8,000	Wal-Mart Stores, Inc.	685,200
		2,730,900
Semiconductors: 5.8%
12,000	Intel Corp.	596,520
7,000	Texas Instruments, Inc.	771,750
		1,368,270
Software: 5.0%
12,000	Microsoft Corp.	1,183,320

Telecommunications: 2.3%
11,000	Verizon Communications, Inc.	553,410

Transportation: 4.2%
7,000	Union Pacific Corp.	991,760

TOTAL COMMON STOCKS
(Cost $17,994,731)		23,716,047

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $17,994,731)		23,716,047
Other Assets in Excess of Liabilities: 0.2%		49,082
TOTAL NET ASSETS: 100.0%		$23,765,129

[1]	Non-income producing security

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,716,047	$-	$-	$23,716,047
Total Investments in Securities	$23,716,047	$-	$-	$23,716,047

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2, or 3 for the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date       8/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date        8/28/18

By (Signature and Title)* /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date           8/27/18

* Print the name and title of each signing officer under his or her signature.